Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 10,617	$ 8,915	$ 8,166	$ 12,539	$ 10,759	$ 9,114	$ 8,790
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 10,779	9,108	8,395	12,990	11,237	9,588	9,314
Class FI
Account Value [Line Items]
Line Graph and Table Measure Name	Class FI
Account Value	$ 14,379	12,049	11,034	16,951	14,558	12,342	11,928	$ 12,538	$ 9,734	$ 8,090
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,478,360	1,236,518	1,129,579	1,729,460	1,479,735	1,250,448	1,204,055	1,262,162	976,512	809,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 1,497,732	1,250,458	1,140,753	1,745,736	1,492,940	1,259,411	1,211,507	1,269,918	979,834	810,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 14,337	11,438	9,501	12,696	10,245	9,947	10,071
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 14,337	11,438	9,501	12,696	10,245	9,947	10,071
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,912	12,694	10,544	14,090	11,371	11,039	11,177	10,983	9,183	8,405
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 1,616,477	1,289,538	1,071,154	1,431,377	1,155,122	1,121,460	1,135,413	1,115,748	932,823	853,794
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 1,616,477	1,289,538	1,071,154	1,431,377	1,155,122	1,121,460	1,135,413	1,115,748	932,823	853,794
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Account Value	$ 12,816	10,168	9,103	12,663	10,712	9,691	9,891
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Account Value	$ 12,816	10,168	9,103	12,663	10,712	9,691	9,891
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Account Value	$ 14,111	11,195	10,022	13,942	11,795	10,670	10,890	10,979	8,965	7,677
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Account Value	$ 1,469,985	1,166,172	1,044,028	1,452,342	1,228,672	1,111,530	1,134,404	1,143,690	933,933	799,714
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Account Value	$ 1,469,985	$ 1,166,172	$ 1,044,028	$ 1,452,342	$ 1,228,672	$ 1,111,530	$ 1,134,404	$ 1,143,690	$ 933,933	$ 799,714